Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Outstanding Commitments to Originate Loans [Table Text Block]

The Bancorp had outstanding commitments to originate loans as follows:

	(Dollars in thousands)
	Fixed	Variable
	Rate	Rate	Total
December 31, 2012:
Commercial business	$2,334	$26,673	$29,007
Real estate	15,979	8,581	24,560
Consumer loans	-	-	-
Government loans	4,941	-	4,941
Unsecured consumer overdrafts	10,812	-	10,812
Total	$34,066	$35,254	$69,320

December 31, 2011:
Commercial business	$2,524	$24,319	$26,843
Real estate	16,510	18,730	35,240
Consumer loans	-	4	4
Government loans	4,941	-	4,941
Unsecured consumer overdrafts	10,828	-	10,828
Total	$34,803	$43,053	$77,856